Related Party Transaction (Details) - Roccor $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Total value of the subcontract	$ 331
Revenue from ROCCOR	$ 163